CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (FY) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance beginning of period at Dec. 31, 2014	$ 1,808,974	$ 1,323	$ 448,531	$ (392,262)	$ 1,909,136	$ (159,486)	$ 1,732
Beginning Balance (in shares) at Dec. 31, 2014		132,349,534		(36,075,139)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends ($ 0.28 in 2015, $0.36 in 2016 and $0.44 in 2017)	(26,963)				(26,963)
Proceeds from treasury stock issued from the exercise of stock options and other benefit plans, net of tax	2,007		(2,918)	$ 4,925
Proceeds from treasury stock issued from the exercise of stock options and other benefit plans, net of tax, shares (in shares)				450,738
Stock based compensation	23,713		23,713
Net income	398,628				398,628
Translation adjustment	(132,899)					(132,899)
Unrealized gain (loss) on foreign exchange contracts, net of tax ($14 in 2015, $45 in 2016 and $$1,763 in 2017)	(66)					(66)
Unrealized gain (loss) on interest rate swap contracts, net of tax ($444 in 2015, $230 in 2016, and $1,079 in 2017)	(678)					(678)
Change in pension and post-retirement benefit plans, net of tax ($10,279 in 2015, $2,790 in 2016, and $1,300 in 2017)	16,410					16,410
Stock repurchase, shares (in shares)				(4,889,027)
Stock repurchase, value	(387,787)			$ (387,787)
Balance end of period at Dec. 31, 2015	1,701,339	$ 1,323	469,326	$ (775,124)	2,280,801	(276,719)	1,732
Ending Balance (in shares) at Dec. 31, 2015		132,349,534		(40,513,428)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends ($ 0.28 in 2015, $0.36 in 2016 and $0.44 in 2017)	(32,430)				(32,430)
Proceeds from treasury stock issued from the exercise of stock options and other benefit plans, net of tax	(3,452)		(8,490)	$ 5,038
Proceeds from treasury stock issued from the exercise of stock options and other benefit plans, net of tax, shares (in shares)				328,245
Stock based compensation	17,748		17,748
Acquisition of Faiveley Transport noncontrolling interest	760,599						760,599
Net income	313,404				304,887		8,517
Translation adjustment	(93,684)					(93,684)
Unrealized gain (loss) on foreign exchange contracts, net of tax ($14 in 2015, $45 in 2016 and $$1,763 in 2017)	(324)					(324)
Unrealized gain (loss) on interest rate swap contracts, net of tax ($444 in 2015, $230 in 2016, and $1,079 in 2017)	354					354
Change in pension and post-retirement benefit plans, net of tax ($10,279 in 2015, $2,790 in 2016, and $1,300 in 2017)	(9,232)					(9,232)
Stock issued for Faiveley Transport Acquisition	534,679		391,367	$ 143,312
Stock issued for Faiveley Transport Acquisition (in shares)				6,307,489
Stock repurchase, shares (in shares)				(3,046,408)
Stock repurchase, value	(212,176)			$ (212,176)
Balance end of period at Dec. 31, 2016	2,976,825	$ 1,323	869,951	$ (838,950)	2,553,258	(379,605)	770,848
Ending Balance (in shares) at Dec. 31, 2016		132,349,534		(36,924,102)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends ($ 0.28 in 2015, $0.36 in 2016 and $0.44 in 2017)	(42,218)				(42,218)
Proceeds from treasury stock issued from the exercise of stock options and other benefit plans, net of tax	(2,416)		(7,361)	$ 4,945
Proceeds from treasury stock issued from the exercise of stock options and other benefit plans, net of tax, shares (in shares)				608,920
Stock based compensation	16,650		16,650	$ 0
Acquisition of Faiveley Transport noncontrolling interest	(742,282)		8,931				(751,213)
Net income	262,290				262,261		29
Translation adjustment	326,095					326,095
Unrealized gain (loss) on foreign exchange contracts, net of tax ($14 in 2015, $45 in 2016 and $$1,763 in 2017)	2,282					2,282
Unrealized gain (loss) on interest rate swap contracts, net of tax ($444 in 2015, $230 in 2016, and $1,079 in 2017)	4,689					4,689
Change in pension and post-retirement benefit plans, net of tax ($10,279 in 2015, $2,790 in 2016, and $1,300 in 2017)	1,546					1,546
Stock issued for Faiveley Transport Acquisition	25,071		18,445	6,626
Balance end of period at Dec. 31, 2017	2,828,532	$ 1,323	$ 906,616	$ (827,379)	$ 2,773,301	$ (44,993)	$ 19,664
Ending Balance (in shares) at Dec. 31, 2017		132,349,534		(36,315,182)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends ($ 0.28 in 2015, $0.36 in 2016 and $0.44 in 2017)	(34,682)
Net income	256,797
Balance end of period at Sep. 30, 2018	$ 2,910,352